Average Annual Total Returns{- Fidelity® SAI International Low Volatility Index Fund} - 10.31 Fidelity SAI Low Volatility Index Funds Combo PRO-11 - Fidelity® SAI International Low Volatility Index Fund
	Fidelity® SAI International Low Volatility Index Fund Return Before Taxes Past 1 year	Fidelity® SAI International Low Volatility Index Fund Return Before Taxes Past 5 years	Fidelity® SAI International Low Volatility Index Fund Return Before Taxes Since Inception		Fidelity® SAI International Low Volatility Index Fund After Taxes on Distributions Past 1 year	Fidelity® SAI International Low Volatility Index Fund After Taxes on Distributions Past 5 years	Fidelity® SAI International Low Volatility Index Fund After Taxes on Distributions Since Inception		Fidelity® SAI International Low Volatility Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity® SAI International Low Volatility Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity® SAI International Low Volatility Index Fund After Taxes on Distributions and Sales Since Inception		IXYQQ Past 1 year	IXYQQ Past 5 years	IXYQQ Since Inception	IXYXO Past 1 year	IXYXO Past 5 years	IXYXO Since Inception
Total	(1.57%)	6.21%	4.28%	[1]	(1.76%)	5.56%	3.65%	[1]	(0.60%)	4.88%	3.33%	[1]	(1.55%)		[1]	(1.55%)	6.37%	4.61%	[1]

[1]	(a)From May 29, 2015